UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Truepoint, Inc.
Address: 4901 Hunt Road
         Suite 200
         Cincinniti, OH  45242

13F File Number:  028-13017

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Janel E. Carroll
Title:     Chief Compliance Officer
Phone:     513-792-6648

Signature, Place, and Date of Signing:

  /s/  Janel E. Carroll     Cincinnati, OH     February 07, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    14

Form 13F Information Table Value Total:    $384,832 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIR TRANSPORT SERVICES GRP I   COM              00922R105       53    13300 SH       SOLE                        0        0    13300
EXXON MOBIL CORP               COM              30231G102      869    10046 SH       SOLE                        0        0    10046
GENERAL ELECTRIC CO            COM              369604103      645    30742 SH       SOLE                        0        0    30742
ISHARES TR                     RUSL 2000 VALU   464287630      698     9243 SH       SOLE                     9243        0        0
ISHARES TR                     RUSSELL 3000     464287689     1233    14557 SH       SOLE                    14557        0        0
PROCTER & GAMBLE CO            COM              742718109    29256   434456 SH       SOLE                        0        0   434456
SIGNET JEWELERS LIMITED        SHS              G81276100      801    15034 SH       SOLE                        0        0    15034
VANGUARD BD INDEX FD INC       INTERMED TERM    921937819      745     8468 SH       SOLE                     8468        0        0
VANGUARD INDEX FDS             MCAP GR IDXVIP   922908538    49798   726132 SH       SOLE                   726132        0        0
VANGUARD INDEX FDS             REIT ETF         922908553    39276   596897 SH       SOLE                   596897        0        0
VANGUARD INDEX FDS             GROWTH ETF       922908736    29275   411282 SH       SOLE                   411282        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769   140983  1923897 SH       SOLE                  1923897        0        0
VANGUARD INTL EQUITY INDEX F   GLB EX US ETF    922042676      582    10585 SH       SOLE                    10585        0        0
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858    90618  2572170 SH       SOLE                  2572170        0        0